Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Activity in unrecognized tax benefits
Unrecognized tax benefits, beginning balance	$ 24,760	$ 11,013	$ 9,652
Additions based on tax positions related to current year		36	3,377
Additions based on tax positions related to prior years	871	16,607	186
Reductions based on tax positions related to prior years	(3,939)	(2,896)	(2,202)
Unrecognized tax benefits, ending balance	$ 21,692	$ 24,760	$ 11,013